Trade and Other Payables	12 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Payables	TRADE AND OTHER PAYABLES
Accounting policy
The group accrues for the cost of the leave days granted to employees during the period in which the leave days accumulate.

	SA Rand
Figures in million	2021	2020
Financial liabilities
Trade payables	1 269	706
Lease liability – current[1]	107	60
Other liabilities	129	204
Non-financial liabilities
Payroll accruals	847	616
Leave liabilities (a)	731	537
Shaft related liabilities	928	585
Other accruals	211	213
Value added tax	163	85
Income and mining tax	4	—
Total trade and other payables	4 389	3 006
[1]Refer to note 28 for an analysis of the lease liability.

The increase is mainly related to the impact of acquiring the Mponeng operations and related assets.

(a)    Employee entitlements to annual leave are recognised on an ongoing basis. An accrual is made for the estimated liability for annual leave as a result of services rendered by employees up to the balance sheet date. The movement in the liability recognised in the balance sheet is as follows:

	SA Rand
Figures in million	2021	2020
Balance at beginning of year	537	540
Benefits paid	(583)	(567)
Total expense per income statement	630	538
Translation (gain)/loss	(25)	26
Acquisitions[1]	172	—
Balance at end of year	731	537
[1]Acquisitions of the Mponeng operations and related assets.